Summary of Significant Accounting Policies (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) customer $ / shares shares	Dec. 31, 2019 USD ($) customer $ / shares shares
Long-term Debt, Current Maturities, Total	$ 0	$ 0	$ 2,688,396	$ 133,287
Short-term Investments, Total			0	2,205,000
FIFO Inventory Amount			1,173,000	1,356,000
Inventory Write-down			116,000	0
Inventory Valuation Reserves, Ending Balance			$ 13,000	$ 12,000
Finite-Lived Intangible Asset, Useful Life (Year)			8 years 6 months
Impairment of Long-Lived Assets Held-for-use			$ 0
Number of Option Shares Excluded from Weighted Average Common Shares Outstanding (in shares) | shares			17,500	19,250
Weighted Average Exercise Price Options Excluded From Weighted Average Common Share Outstanding (in dollars per share) | $ / shares			$ 6.97	$ 11.32
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares	87,110	87,110	54,300
Export [Member] | Minimum [Member]
Accounts Receivable Credit Term (Day)			30 days
Export [Member] | Maximum [Member]
Accounts Receivable Credit Term (Day)			90 days
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | Export [Member]
Concentration Risk, Percentage			29.70%	29.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers | customer			0	0
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Geographic Distribution, Foreign [Member]
Concentration Risk, Percentage			29.70%	29.40%